UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549
FORM N-Q
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
 (Exact name of registrant as specified in charter)

4640 Admiralty Way
Marina Del Rey, CA 90292
(Address of principal executive offices)

Paracorp Inc.
2140 South Dupont Hwy., Camden, DE  19934
 (Name and address of agent for service)

With a copy to:
Mark Perlow
 Dechert LLP
One Bush Street, Suite 1600
 San Francisco, CA 94104

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: December 31, 2017

ITEM 1.  SCHEDULE OF INVESTMENTS

Aspiration Flagship Fund

Schedule of Investments
(Unaudited)

As of December 31, 2017
		Shares	Value (Note 1)

EXCHANGE-TRADED PRODUCTS - 37.47%
	First Trust Senior Loan ETF	11,856	$569,562
	Horizons S&P 500 Covered Call ETF	5,227	262,970
*	IndexIQ ETF Trust - IQ Hedge Multi-Strategy Tracker ETF	16,578	504,634
	IQ Enhanced Core Bond US ETF	2,967	58,064
	IQ Hedge Event-Driven Tracker ETF	2,248	46,848
*	IQ Merger Arbitrage ETF	21,809	677,169
	iShares TIPS Bond ETF	1,440	164,275
	PowerShares S&P 500 BuyWrite Portfolio	9,054	194,208
	Reality Shares DIVS ETF	33,686	878,194
	Schwab US TIPs ETF	2,211	122,556
	VanEck Vectors Investment Grade Floating Rate ETF	10,066	254,368
	WisdomTree Dynamic Long/Short U.S. Equity Fund	23,598	769,767

	Total Exchange-Traded Products (Cost $4,354,156)		4,502,615

OPEN-END FUNDS - 56.07%
*	361 Managed Futures Fund	43,202	505,891
	AllianzGI Structured Return Fund	21,507	343,039
	AQR Long-Short Equity Fund	18,339	254,541
*	AQR Managed Futures Strategy Fund	52,825	487,576
	Barings Active Short Duration Bond Fund	20,309	202,126
	BlackRock Strategic Income Opportunities Portfolio	31,056	309,316
*	Boston Partners Global Long/Short Fund	29,486	348,520
*	Boston Partners Long/Short Research Fund	12,266	208,653
*	Equinox Chesapeake Strategy Fund	24,561	314,378
	FPA New Income, Inc.	6,346	63,142
	Gabelli Enterprise Mergers and Acquisitions Fund	18,680	293,271
	Gateway Fund	8,466	284,045
	Glenmede Secured Options Portfolio	26,994	324,734
	Goldman Sachs Absolute Return Tracker Fund	37,075	355,180
	Guggenheim Macro Opportunities Fund	14,600	391,283
	Hancock Horizon Quantitative Long/Short Fund	10,163	196,256
	Iron Strategic Income Fund	8,574	89,508
*	Kellner Merger Fund	11,802	126,755
	Litman Gregory Masters Alternative Strategies Fund	75,651	884,363
	MainStay Unconstrained Bond Fund	8,431	75,037
	Oppenheimer Fundamental Alternatives Fund	20,396	558,848
	PIMCO Unconstrained Bond Fund	6,882	74,462
	The Merger Fund	3,015	47,731

	Total Open-End Funds (Cost $6,674,076)		6,738,655

LIMITED PARTNERSHIP - 1.94%
	Enviva Partners LP	8,425	232,951

	Total Limited Partnership (Cost $217,368)		232,951

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017
		Shares	Value (Note 1)

SHORT-TERM INVESTMENT - 3.50%
§	Fidelity Investments Money Market Treasury
Portfolio - Institutional Class, 1.14%		420,033	$420,033

Total Short-Term Investment (Cost $420,033)			420,033

Total Value of Investments (Cost $11,665,633) (a) - 98.98%			$11,894,254

Other Assets Less Liabilities - 1.02%			123,073

Net Assets - 100%			$12,017,327

* Non-income producing investment
§ Represents 7 day effective yield

Summary of Investments
	% of Net
	Assets	Value
Exchange-Traded Products	37.47%	$ 4,502,615
Open-End Funds	56.07%	6,738,655
Limited Partnership	1.94%	232,951
Short-Term Investment	3.50%	420,033
Other Assets Less Liabilities	1.02%	123,073
Total Net Assets	100.00%	$ 12,017,327

(a)
Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized  appreciation (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

Aggregate gross unrealized appreciation			$309,840
Aggregate gross unrealized depreciation			(81,219)

Net unrealized appreciation			$228,621

			(Continued)

Aspiration Flagship Fund

Schedule of Investments - Continued
(Unaudited)

As of December 31, 2017

Note 1 - Investment Valuation

The Fund's investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund's normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund's net asset value calculation.  A portfolio security's "fair value" price may differ from the price next available for that portfolio security using the Fund's normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The Fund has adopted ASC Topic 820, Fair Value Measurements. ASC Topic 820 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The Fund has adopted FASB guidance updating ASC Topic 820 titled, "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability have Significantly Decreased and Identifying Transactions that are not Orderly" which provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction that is not orderly, and how that information must be incorporated into fair value measurement.  The guidance emphasizes that even if there has been a significant decrease in volume and level of activity for an asset or liability and regardless of the valuation techniques used, the objective of a fair value measurement remains the same.

An investment asset's or liability's level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used in valuing the Fund's assets:

Assets	Total	Level 1	Level 2	Level 3
Exchange-Traded Products	$4,502,615	$4,502,615	$-	$-
Open-End Funds	6,738,655	6,738,655	-	-
Limited Partnership	232,951	232,951	-	-
Short-Term Investment	420,033	420,033	-	-
Total	$11,894,254	$11,894,254	$-	$-

ITEM 2.  CONTROLS AND PROCEDURES
(a)
The Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS

Certifications required pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith as Exhibit A.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Aspiration Funds
By: (Signature and Title)	/s/ Andrei Cherny
Date: February 26, 2018	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Andrei Cherny
Date: February 26, 2018	Andrei Cherny President and Principal Executive Officer Aspiration Flagship Fund

By: (Signature and Title)	/s/ Ashley E. Harris
Date: February 27, 2018	Ashley E. Harris Treasurer and Principal Financial Officer Aspiration Flagship Fund